Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Consolidated net loss	$ (362,360)	$ (279,500)
Less: Loss from discontinued operations	0	(3,889)
Net loss from continuing operations before noncontrolling interest	(362,360)	(275,611)
Adjustments for:
Fair value gain on financial liabilities	0	(23,023)
Stock-based compensation	17,982	16,412
Shares issued for consulting services	0	79
Depreciation and amortization	28,230	32,303
Amortization of intangible assets	58,072	58,646
Amortization of financing costs	20,930	2,341
Amortization of financing discount	7,696	0
Amortization of financing premium	(53)	(3,018)
Provision for credit losses	1,006	0
Employee retention credits recorded in other income	(318)	(5,238)
Impairment of goodwill and other assets	118,113	6,320
Deferred tax (benefit) expense	(14,200)	(7,448)
Loss on sale of assets	3,665	91
Loss on the extinguishment of debt	79,172	0
Loss on the disposal of Arizona business	0	182,464
Changes in operating assets and liabilities:
Accounts receivable	(741)	(6,053)
Inventory	(6,763)	(6,252)
Prepaid expenses, deposits, and other current assets	5,424	(657)
Trade payables	4,703	(296)
Accrued liabilities	(6,617)	2,804
Accrued interest payable, current and non-current portions	(632)	(42)
Lease liabilities - operating	5,204	2,712
Income tax payable	(85,600)	47,848
Uncertain tax position liabilities	136,719	0
Cash provided by continuing operations	9,632	24,382
Cash provided by discontinued operations	0	2,783
Cash provided by operating activities	9,632	27,165
Investing activities
Purchase of property, plant, and equipment	(17,716)	(27,697)
Capitalized interest	(6,428)	(9,981)
Proceeds from the sale of assets	2,955	0
Cash paid for business combinations and asset acquisitions, net of cash acquired	0	(1,500)
Cash paid for business combinations and asset acquisitions, working capital	0	(2,600)
Cash paid for bridge financing	0	(73)
Purchase of intangible asset	(625)	(1,925)
Cash used in investing activities from continuing operations	(21,814)	(43,776)
Proceeds from sale of Arizona business - discontinued operation	0	18,084
Cash received for working capital - discontinued operations	0	1,583
Cash used in investing activities of discontinued operations	0	(44)
Cash used in investing activities	(21,814)	(24,153)
Financing activities
Proceeds from exercise of warrants	27	0
Proceeds from notes payable	40,000	10,665
Proceeds from financing transaction, net of financing costs	8,309	39,100
Debt issuance costs paid	(9,216)	(9,049)
Payment for settlement of contingent consideration	(10,094)	(10,475)
Tax withholding on stock-based compensation awards	(283)	(366)
Repayments of debts payable	(22,242)	(52,029)
Repayments of lease liabilities - finance (principal portion)	(9,603)	(10,608)
Cash used in financing activities by continuing operations	(3,102)	(32,762)
Cash used in financing activities from discontinued operations	0	(124)
Cash used in financing activities	(3,102)	(32,886)
Net decrease in cash and cash equivalents and restricted cash	(15,284)	(29,874)
Cash, cash equivalents and restricted cash at beginning of the period	50,766	76,827
Cash included in assets held-for-sale	0	3,813
Cash, cash equivalents and restricted cash at end of the period	35,482	50,766
Supplemental disclosure of cash flow information:
Interest paid during the period, net	58,252	49,914
Income taxes paid during the period, net	6,405	7,078
Non-cash investing and financing activities:
Recognition of right-of-use assets for operating leases	58,483	19,184
Recognition of right-of-use assets for finance leases	3,150	5,470
Issuance of promissory note related to business combinations	1,820	1,580
Conversion of convertible note related to business combination	700	2,800
Issuance of Equity Shares related to business combinations and asset acquisitions	210	115
Issuance of Equity Shares related to settlement of contingent consideration	0	4,647
Issuance of promissory note related to settlement of contingent consideration	0	14,000
Settlement of contingent consideration	0	38,420
Capital expenditure for cultivation facility	13,233	2,024
Extinguishment of construction finance liabilities for lease reclassification of cultivation facility	39,176	0
Extinguishment of note payable related to sale of Arizona business	0	22,505
Extinguishment of accrued interest payable related to sale of Arizona business	0	1,165
Reduction of lease liabilities related to sale of Arizona business	0	16,734
Reduction of right-of-use assets related to sale of Arizona business	0	16,739
Reclassification of right-of-use assets to property, plant, and equipment due to exercise of repurchase option at lease expiration	7,976	0
Retirement of Treasury Shares	8,987	0
Issuance of warrants in connection with debt extinguishment	47,049	0
Issuance of Equity Shares in connection with debt extinguishment	$ 94,302	$ 0